BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2022
Vicinity Motor Corp. [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor Corp.
Location	British Columbia
Holding percentage	Parent Company
Functional Currency	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor Bus Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) Corp.
Location	British Columbia
Holding percentage	100
Functional Currency	Canadian Dollar
Vicinity Motor Bus U S A Corp [Member]
Reserve Quantities [Line Items]
Company name	Vicinity Motor (Bus) USA Corp.
Location	United States
Holding percentage	100
Functional Currency	United States Dollar